Cover	Dec. 24, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 24, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-40094
Entity Registrant Name	SLAM CORP.
Entity Central Index Key	0001838162
Entity Tax Identification Number	98-1211848
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	55 Hudson Yards, 47th Floor
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	646
Local Phone Number	762-8580
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-fourth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-fourth of one redeemable warrant
Trading Symbol	SLMUF
Class A Ordinary Shares included as part of the units
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	SLAMF
Redeemable Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	SLMWF